Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of deposits from customers [line items]
Deposits from customers	£ 180,617	£ 178,090
Current and Demand Accounts [Member]
Disclosure of deposits from customers [line items]
Deposits from customers	86,639	86,207
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	65,546	66,039
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	17,849	15,485
Amounts due to other Santander UK Group Holdings plc subsidiaries [member]
Disclosure of deposits from customers [line items]
Deposits from customers	56	83
Amounts due to Santander UK Group Holdings plc [member]
Disclosure of deposits from customers [line items]
Deposits from customers	9,223	9,206
Amounts Due to Fellow Banco Santander Subsidiaries and Joint Ventures [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 1,304	£ 1,070